Deferred consideration (Tables)	9 Months Ended
Sep. 30, 2026
Contingent Consideration [Abstract]
Schedule of Carrying Amount for the Reporting Periods

Deferred consideration	$
As at January 1, 2025 and July 1, 2025	-
Additions	25,065,957
Fair value reassessment	3,690,000
As at September 30, 2025	28,755,957
Fair value reassessment	(3,021,884)
As at December 31, 2025	25,734,073
Fair value reassessment	(5,486,804)
As at September 30, 2026	20,247,269